UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.2% (100.0% of Total Investments)

	Alabama – 0.7% (0.5% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,929,200
	2006-2, 5.000%, 11/15/36 (UB)
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/16 at 100.00	AA	1,009,800
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
4,800	Total Alabama			4,939,000
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	4/16 at 100.00	B	3,663,160
500	5.000%, 6/01/46	4/16 at 100.00	B	425,575
4,500	Total Alaska			4,088,735
	Arizona – 3.7% (2.5% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,068,631
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,849,125
	Series 2014A, 5.000%, 12/01/39
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,653,215
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,751,675
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,086,640
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	AA	2,689,400
	15.454%, 7/01/31 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,859,400
	2008, Trust 1132, 9.323%, 7/01/38 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	4,152,524
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	1,285,955
	Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
889	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	894,601
	2005, 6.000%, 7/01/30
22,409	Total Arizona			25,291,166
	California – 22.1% (15.0% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,769,400
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,310,410
	Series 2006, 5.000%, 4/01/37
180	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	208,854
	Series 2013A, 5.000%, 7/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, 2007A, 5.000%,	11/16 at 100.00	AA–	5,673,140
	11/15/42 (UB)
1,390	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	2,006,229
	Bond Trust 2015-XF0078, 13.508%, 5/15/40 (IF)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	974,381
	2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,810,204
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,444,757
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,489,720
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist
	Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	1,003,293
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,144,577
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,145,519
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	1,037,650
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30 (4)	4/16 at 100.00	CCC	994,960
2,000	5.000%, 7/01/39 (5)	4/16 at 100.00	CCC	1,986,280
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	4/16 at 100.00	AA	2,534,503
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,582,762
	Subordinate Series 2011A, 7.000%, 12/01/36
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	1,751,750
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,791,225
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,062,180
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B	2,802,330
1,000	5.750%, 6/01/47	6/17 at 100.00	B	961,780
610	5.125%, 6/01/47	6/17 at 100.00	B	545,401
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	12,352,556
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds,	8/19 at 100.00	AA–	2,269,940
	Series 2009D, 5.375%, 8/01/34
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	311,585
	2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	561,040
	California, Series 2010, 5.375%, 3/15/36
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	8,028,164
	Series 2011, 5.875%, 8/01/31
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	856,335
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,996,135
	2009A, 7.000%, 11/01/34
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AA–	1,122,103
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	19,785,827
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,403,948
	6.750%, 11/01/39
1,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,793,484
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	18,850,715
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,938,475
	5.500%, 5/01/32
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	752,220
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	8/36 at 100.00	AA	4,166,350
	Series 2011A, 0.000%, 8/01/41 – AGM Insured
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	757,291
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,188,260
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
5,360	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	5,913,045
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,076,249
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,732,700
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A+	1,252,830
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
90	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista	12/16 at 100.00	N/R	91,214
	Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/21 at 100.00	Aa3	2,295,700
	Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA	3,074,288
	2011B, 0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,697,920
	2011C, 5.250%, 8/01/47
132,340	Total California			150,299,679
	Colorado – 9.5% (6.5% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	AA	3,444,390
	5.000%, 12/01/35 – BAM Insured
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,020,430
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,519,746
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A	1,141,150
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,439,488
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,616,071
	Series 2009A, 7.750%, 8/01/39
3,020	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	3,408,614
	Series 2013A, 5.250%, 1/01/40
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	No Opt. Call	A–	3,039,234
2,395	5.000%, 6/01/40	No Opt. Call	A–	2,633,877
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	256,753
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	2,288,466
	Series 2005B, 5.250%, 3/01/36 – AGM Insured
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	11/20 at 100.00	A	715,175
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/18 at 100.00	A–	817,215
	Association, Series 2008, 5.500%, 5/15/28
375	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	378,926
	Society, Series 2005, 5.000%, 6/01/29
625	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	N/R (6)	634,981
	Society, Series 2005, 5.000%, 6/01/29 (Pre-refunded 6/01/16)
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	A–	1,112,190
	Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,135,620
5	Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds, 1996	4/16 at 100.00	AAA	5,025
	Series A, 5.900%, 9/01/16
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	AA	3,413,670
	AGM Insured
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,367,340
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A,	11/23 at 100.00	A	1,120,600
	5.250%, 11/15/43 (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB+	185,085
150	0.000%, 9/01/37	No Opt. Call	BBB+	66,495
75	0.000%, 9/01/38	No Opt. Call	BBB+	31,808
20	0.000%, 9/01/39	No Opt. Call	BBB+	8,091
110	0.000%, 9/01/41	No Opt. Call	BBB+	40,596
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	674,757
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	1,344,389
50	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	29,358
2,795	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	1,573,110
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	53,806
385	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 –	No Opt. Call	AA–	260,356
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	189,747
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	5,095,590
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	547,220
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds,	12/25 at 100.00	Aa2	1,955,158
	Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
	(WI/DD, Settling 2/26/16)
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (6)	6,228,973
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA (6)	3,584,340
	Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	995,904
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	2,669,896
	Activity Bonds, Series 2010, 6.000%, 1/15/41
	Ute Water Conservancy District, Mesa County, Colorado, Water Revenue Bonds, Refunding
	Series 2012:
1,000	4.250%, 6/15/27	6/22 at 100.00	AA	1,115,790
1,430	4.250%, 6/15/28	6/22 at 100.00	AA	1,584,011
70,480	Total Colorado			64,743,441
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA	3,935,822
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.290%, 1/01/32 (IF) (7)	1/23 at 100.00	Aa3	2,114,528
190	17.130%, 1/01/38 (IF) (7)	1/23 at 100.00	Aa3	289,695
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,977,000
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			9,317,045
	District of Columbia – 4.9% (3.3% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AAA	29,150,074
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa1	3,058,830
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,283,544
	Tender Option Bond Trust 1606, 11.876%, 10/01/30 – BHAC Insured (IF) (7)
27,945	Total District of Columbia			33,492,448
	Florida – 11.5% (7.8% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	11/23 at 100.00	BBB	1,601,360
	Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB–	463,437
875	5.000%, 9/01/48	9/23 at 100.00	BBB–	899,238
3,730	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/16 at 100.00	A– (6)	3,760,661
	First, Inc. Project, Series 2005, 5.000%, 4/01/24 (Pre-refunded 4/01/16)
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A– (6)	1,189,990
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	5,000,654
	AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	N/R	102,830
	Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	4,635,978
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,370,593
	University, Refunding Series 2011, 6.375%, 4/01/31
5,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	5,570,895
	Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)
2,145	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	Aa2	2,405,939
	Series 2015A, 5.000%, 10/01/44
1,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/16 at 100.00	A– (6)	1,008,600
	Miami, Series 2008A, 5.200%, 4/01/24 (Pre-refunded 4/01/16)
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AA–	13,639,726
	2007B, 4.500%, 10/01/31 – NPFG Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35	10/24 at 100.00	A	5,705,100
	(Alternative Minimum Tax)
3,010	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38	10/25 at 100.00	A	3,433,326
	(Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	1,137,820
	10/01/39 – AGM Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,959,159
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	4,534,680
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	3,048,720
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project,	11/17 at 100.00	A (6)	1,420,419
	Series 2007, 5.875%, 11/15/37 (Pre-refunded 11/15/17)
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,145,125
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (7)
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,694,040
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	52,158
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	117,033
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,810
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (8)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,230
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (8)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	202,722
	2012A-1, 6.650%, 5/01/40
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	179,481
	2015-1, 0.000%, 5/01/40 (8)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	94,277
	2015-2, 0.000%, 5/01/40 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (8)
1,170	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/16 at 100.00	N/R	1,171,088
	5.400%, 5/01/37
72,690	Total Florida			78,593,092
	Georgia – 2.2% (1.5% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	2,150,621
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
865	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,002,310
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%,	11/19 at 100.00	AA	1,702,404
	11/01/34 – AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AA–	2,353,840
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,753,150
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
3,285	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	3,645,069
	5.000%, 7/01/60
265	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A1	293,806
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,401,756
	2012A, 5.250%, 10/01/27
13,465	Total Georgia			15,302,956
	Guam – 0.4% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	857,573
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	1,953,319
	2010, 5.625%, 7/01/40
2,535	Total Guam			2,810,892
	Hawaii – 0.5% (0.4% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A+	3,531,690
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.2% (0.1% of Total Investments)
1,155	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,304,203
	Mitigation Series 2012A, 4.750%, 9/01/26
	Illinois – 14.3% (9.7% of Total Investments)
2,610	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Ba3	2,712,363
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	3,301,011
4,000	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/25 at 102.00	A2	4,178,000
	Series 2002, 4.450%, 11/01/36
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	412,394
	School Project, Series 2015A, 6.000%, 12/01/45
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB	5,389,483
4,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	5,298,720
	5.000%, 9/01/39
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,289,588
	5.500%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,067,710
	5.625%, 1/01/37
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,113,370
	6.000%, 5/15/39
3,215	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	3,616,071
	5.000%, 11/15/45
2,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	2,340,709
	5.125%, 5/15/35
385	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	4/16 at 100.00	Aa3	386,505
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,211,280
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	489,007
390	6.000%, 7/01/43	7/23 at 100.00	A–	467,181
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	Aaa	1,120,490
	Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,325,845
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (6)	1,073,270
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	2,417,900
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (6)	3,639,930
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	1,120,700
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
186	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol	4/16 at 100.00	N/R	2
	Appreciation Series 2010B, 0.000%, 5/15/50 (8)
390	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series	4/16 at 100.00	N/R	4
	2010A, 6.000%, 5/15/28 (8)
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,585,500
	2009B, 5.000%, 8/15/26
500	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A,	2/16 at 100.00	N/R	500,730
	5.875%, 2/15/26
2,910	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,270,869
	Series 2009, 6.125%, 5/15/25
90	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	N/R (6)	105,143
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	A–	3,859,975
4,000	5.250%, 2/01/31	2/24 at 100.00	A–	4,391,320
680	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	A–	724,418
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,613,664
	Illinois State, General Obligation Bonds, Series 2012A:
3,225	4.000%, 1/01/26	1/22 at 100.00	A–	3,329,684
225	5.000%, 3/01/37	3/22 at 100.00	A–	235,807
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	A–	2,729,075
275	5.500%, 7/01/38	7/23 at 100.00	A–	305,168
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,542,169
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	1,047,865
	2015-XF0051, 17.999%, 1/01/38 (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	2,806,125
	2015-XF0052, 18.047%, 1/01/38 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	AA–	1,670,921
	5.250%, 1/01/39 – AGM Insured
1,525	McCook, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	BBB	1,660,664
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	2,004,742
	Refunding Series 2015B, 5.000%, 6/15/52
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AA	1,116,003
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,098,494
	Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	2,233,400
	Project, Series 2002A, 0.000%, 12/15/34 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,829,667
4,000	6.250%, 6/01/24	6/16 at 100.00	A	4,078,920
800	6.000%, 6/01/28	6/21 at 100.00	A–	963,728
1,505	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	1,706,986
	AGM Insured
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,873,453
	6.000%, 10/01/32
92,326	Total Illinois			97,256,023
	Indiana – 1.9% (1.3% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	BBB+	1,773,633
	Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,028,486
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB–	1,590,600
	Project, Refunding Series 2010, 5.125%, 3/01/30
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	3,271,335
1,420	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	1,534,026
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
500	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	565,600
260	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	287,399
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint
	Francis Health Services Inc, Series 2006E:
475	5.250%, 11/01/25 – AGM Insured	5/18 at 100.00	Aa3	513,390
530	5.250%, 11/01/29 – AGM Insured	5/18 at 100.00	Aa3	570,837
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (8)	3/16 at 100.00	N/R	75,733
2,500	5.375%, 2/15/34 (8)	3/16 at 100.00	N/R	122,150
1,275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,576,397
	7.000%, 1/01/44 (Alternative Minimum Tax)
15,630	Total Indiana			12,909,586
	Iowa – 1.9% (1.3% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,519,170
	Series 2012, 4.750%, 8/01/42
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,318,120
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	4/16 at 100.00	B+	7,769,760
	5.500%, 6/01/42
170	Sheldon, Iowa, Health Care Facility Revenue Bonds, Northwest Iowa Health Center Project,	2/16 at 100.00	A1	170,848
	Refunding Series 1994, 6.150%, 3/01/16
12,670	Total Iowa			12,777,898
	Kansas – 1.0% (0.7% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,467,676
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	4/16 at 100.00	A2	1,004,100
	Inc., Series 2005L, 5.000%, 11/15/22
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	11/19 at 100.00	Aa2	1,776,205
	Obligated Group, Series 2009C, 5.500%, 11/15/29
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008,	9/17 at 100.00	A+	1,048,440
	5.000%, 9/01/29
580	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	633,331
	Mall Project, Series 2010, 5.900%, 4/01/32
90	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	94,707
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
530	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (6)	556,421
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
355	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	266,580
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,335	Total Kansas			6,847,460
	Kentucky – 2.3% (1.5% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,298,940
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	2,999,779
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
2,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University	5/18 at 100.00	Baa3	2,693,500
	Inc Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,
	Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,834,650
1,375	6.500%, 3/01/41	3/21 at 100.00	A3	1,600,871
13,605	Total Kentucky			15,427,740
	Louisiana – 3.2% (2.2% of Total Investments)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	1,082,220
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB+	1,635,811
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,655	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	9,725,624
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,810	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,892,102
	Series 2007A, 5.500%, 5/15/47
690	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A+ (6)	734,022
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
6,235	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	6,931,138
	5.000%, 1/01/40 (Alternative Minimum Tax)
19,770	Total Louisiana			22,000,917
	Maine – 0.8% (0.5% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,284,480
1,000	6.750%, 7/01/41	7/21 at 100.00	BBB–	1,140,660
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,932,300
	5.000%, 7/01/40
4,720	Total Maine			5,357,440
	Maryland – 0.1% (0.1% of Total Investments)
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	545,591
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Massachusetts – 2.5% (1.7% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
505	17.217%, 10/01/48 (IF) (7)	10/23 at 100.00	A+	800,829
930	17.117%, 10/01/48 (IF) (7)	10/23 at 100.00	A+	1,474,124
2,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare, Refunding	7/26 at 100.00	A–	2,507,325
	Series 2016I, 4.000%, 7/01/41 (WI/DD, Settling 2/02/16)
1,825	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the	6/16 at 100.00	N/R	1,829,417
	Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/17 at 100.00	N/R	671,873
	Project, Series 2007A, 6.750%, 10/15/37
845	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	947,330
	Project, Series 2010, 7.625%, 10/15/37
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	754,808
	Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,379,710
	5.125%, 1/01/25
2,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	3,249,798
	University Issue, Series 2009A, 5.750%, 7/01/39
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	2/17 at 100.00	AA+	3,169,733
	4.500%, 8/01/46 – AGM Insured (UB) (7)
15,245	Total Massachusetts			16,784,947
	Michigan – 1.5% (1.0% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,698,275
	5.000%, 11/01/30
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,993,527
	Refunding Series 2009, 5.750%, 11/15/39
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (6)	378,928
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives	10/18 at 100.00	AA	1,287,733
	Facilities, Series 2008A, 5.250%, 10/15/23 – AGC Insured
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	AA– (6)	346,062
	Revenue Bonds, Series 2006, 5.500%, 6/01/35 (Pre-refunded 6/01/16)
1,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,345,500
	Airport, Series 2015D, 5.000%, 12/01/45
9,065	Total Michigan			10,050,025
	Minnesota – 3.3% (2.2% of Total Investments)
1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB+	1,024,560
	Series 2008, 5.750%, 8/01/42
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,017,300
	Refunding Series 2007, 5.000%, 6/01/29
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,170,400
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	2,125,880
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,324,320
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	524,765
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,044,020
1,520	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds,	12/24 at 100.00	BBB–	1,527,828
	Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
495	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	514,216
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment	No Opt. Call	N/R	426,176
	Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/25 at 100.00	BBB–	887,985
	Inc., Series 2015A, 5.000%, 11/15/29
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	3,908,709
	2007A, 3.500%, 2/01/28
675	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project,	3/16 at 100.00	N/R	675,581
	Series 2007A, 5.250%, 11/01/28
20,175	Total Minnesota			22,171,740
	Mississippi – 0.5% (0.3% of Total Investments)
720	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/16 at 100.00	BBB	727,128
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation
	Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23	1/19 at 100.00	AA–	1,475,560
850	5.800%, 1/01/24	1/19 at 100.00	AA–	951,771
2,895	Total Mississippi			3,154,459
	Missouri – 3.0% (2.0% of Total Investments)
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008,	8/18 at 100.00	A	1,661,775
	5.625%, 8/01/38
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	556,555
	2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,236,480
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+ (6)	200,858
	Regional Hospital, Series 2006, 5.000%, 3/01/22 (Pre-refunded 3/01/16)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1 (6)	1,004,530
	Bonds, Series 2006, 5.250%, 3/01/26 (Pre-refunded 3/01/16) – NPFG Insured
645	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	702,386
	Project, Series 2005A, 6.000%, 6/01/20
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	3,421,480
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,045	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,168,833
	CoxHealth, Series 2013A, 5.000%, 11/15/44
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/22 at 100.00	BBB+	405,372
	St. Louis Project, Series 2015, 3.500%, 6/15/30
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,253,557
	Series 2011, 5.000%, 4/01/26
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series	1/17 at 100.00	N/R	1,017,940
	2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,	12/21 at 100.00	AA	2,089,060
	Series 2015, 4.125%, 12/01/38
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A–	514,128
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	599,702
	of Chesterfield, Series 2012, 5.000%, 9/01/42
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	430,796
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
18,585	Total Missouri			20,263,452
	Montana – 0.1% (0.1% of Total Investments)
600	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern	8/16 at 100.00	A1	612,708
	Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured
	Nebraska – 2.5% (1.7% of Total Investments)
1,500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,701,120
	5.000%, 9/01/32
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/16 at 100.00	AA	11,431,450
	FGIC Insured (UB) (7)
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33	5/18 at 100.00	Aa1	1,351,438
2,100	5.000%, 5/15/38	5/18 at 100.00	Aa1	2,270,415
16,065	Total Nebraska			16,754,423
	Nevada – 1.0% (0.6% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,677,493
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,817,136
	8.000%, 6/15/30
5,625	Total Nevada			6,494,629
	New Jersey – 2.0% (1.3% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	1,044,877
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	626,517
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (6)	726,858
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	705,833
	University Hospital, Series 2007, 5.750%, 7/01/37
830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	935,916
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	959,462
	Bond Trust PA-4643, 19.917%, 6/01/30 (IF) (7)
855	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	955,112
	2006A, 5.250%, 12/15/20
2,840	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	2,998,699
	5.000%, 6/15/45
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	771,596
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	3,569,023
	Series 2007-1A, 4.750%, 6/01/34
12,880	Total New Jersey			13,293,893
	New Mexico – 0.6% (0.4% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	4/16 at 100.00	A3	883,582
1,295	5.125%, 6/01/19	4/16 at 100.00	A3	1,300,102
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB+	2,213,200
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,396,884
	New York – 4.8% (3.3% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,234,649
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,556,779
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	573,099
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,747,950
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,183,300
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,443,910
	5.000%, 9/01/39
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,137,040
	5.000%, 11/15/34
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	5,738,750
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (9)	10/17 at 100.00	N/R	177,500
1,000	5.875%, 10/01/46 (10)	10/17 at 102.00	N/R	355,000
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	749,280
	Bonds, Tender Option Bond Trust 2015-XF0097, 17.948%, 6/15/39 (IF)
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,329,150
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB	681,238
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB	1,548,104
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,299,016
	Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
30,140	Total New York			32,754,765
	North Carolina – 0.2% (0.2% of Total Investments)
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB	1,607,505
	Meredith College, Series 2008A, 6.125%, 6/01/35
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,685,531
	6.250%, 11/01/31
	Ohio – 4.6% (3.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,905	5.125%, 6/01/24	6/17 at 100.00	B–	5,413,054
2,365	5.875%, 6/01/30	6/17 at 100.00	B–	2,133,088
605	5.750%, 6/01/34	6/17 at 100.00	B–	536,266
1,000	6.500%, 6/01/47	6/17 at 100.00	B	953,620
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	A	1,325,554
1,000	5.750%, 11/01/40	11/20 at 100.00	A	1,188,020
5,000	5.500%, 11/01/40	11/20 at 100.00	A	5,875,600
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	830,011
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	843,654
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	6,974,901
	2011A, 6.000%, 11/15/41
1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A	1,011,910
	Inc., Series 2006, 5.250%, 5/15/26
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,106,840
	Project, Refunding Series 2011, 5.125%, 8/01/31
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,106,620
	Group Project, Series 2013, 5.000%, 2/15/33
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	894,176
	Project, Series 2009E, 5.625%, 10/01/19
29,725	Total Ohio			31,193,314
	Oklahoma – 1.7% (1.2% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	761,745
	5.375%, 9/01/36
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	AA	5,434,896
	5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,479,742
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	94,053
	System, Tender Option Bond Trust 3500, 8.554%, 6/15/30 (IF)
11,103	Total Oklahoma			11,770,436
	Oregon – 0.1% (0.1% of Total Investments)
1,000	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/24 (Pre-refunded	6/16 at 100.00	AA– (6)	1,017,990
	6/15/16) – NPFG Insured
	Pennsylvania – 4.7% (3.2% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	B+	661,881
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,250,760
	Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,006,260
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	113,204
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (6)	1,034,046
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%,	10/18 at 100.00	BBB (6)	1,136,480
	10/01/30 (Pre-refunded 10/01/18)
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	432,692
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,249,837
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	4,877,780
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1,	12/24 at 100.00	A–	2,253,840
	5.000%, 12/01/38
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	7,007,813
	5.000%, 12/01/45
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (6)	1,862,705
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,698,785
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	2,624,903
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
29,555	Total Pennsylvania			32,210,986
	Puerto Rico – 0.4% (0.3% of Total Investments)
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,552,760
	8/01/42 – FGIC Insured
	South Carolina – 2.5% (1.7% of Total Investments)
750	Educational Facilities Authority of Private Non-Profit Institutions of Higher Learning, South	4/17 at 100.00	A–	765,338
	Carolina, Revenue Bonds, Wofford College, Series 2007A, 4.500%, 4/01/30
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman	10/25 at 100.00	AA–	1,886,771
	University, Refunding Series 2015, 5.000%, 10/01/45
12,805	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	14,524,579
	2014C, 5.000%, 12/01/39
15,195	Total South Carolina			17,176,688
	South Dakota – 0.8% (0.5% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,419,002
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,651,479
	Series 2014B, 5.000%, 11/01/44
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,035,243
	Series 2015, 5.000%, 11/01/45
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education	8/18 at 100.00	AA (6)	1,115,160
	Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured
4,670	Total South Dakota			5,220,884
	Tennessee – 3.3% (2.3% of Total Investments)
2,425	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,732,223
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,253,824
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,457,200
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,650,752
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,857,742
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,633,400
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
20,225	Total Tennessee			22,585,141
	Texas – 15.4% (10.4% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,154,800
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,156,460
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,151,950
1,100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	AA	1,215,137
	5.000%, 1/01/43 – AGM Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	BBB+	1,393,675
	5.750%, 1/01/25
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,000	5.000%, 1/01/40	7/25 at 100.00	BBB+	1,131,490
1,720	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,943,204
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools,	8/23 at 100.00	BBB	1,196,520
	Series 2013, 6.000%, 8/15/43
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	214,556
	5.250%, 9/01/44
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,586,683
	2013A, 5.125%, 10/01/43
215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	227,289
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,816,374
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
12,030	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+ (6)	10,777,316
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+	4,163,422
	0.000%, 12/01/22 – AGM Insured
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aa1	1,086,990
	2008A, 5.250%, 2/15/22 – AGC Insured
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,880,326
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A1	1,247,136
560	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	608,490
	5.750%, 1/01/40
540	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA (6)	591,808
	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured
2,050	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A	2,330,584
	5.000%, 1/01/40
4,370	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (6)	4,789,258
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,770	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,064,864
	5.000%, 1/01/34
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	3,801,665
	2008A, 5.250%, 2/15/34
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	8/18 at 100.00	Aaa	1,098,120
	Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	4/16 at 100.00	C	29,900
	2001C, 5.200%, 5/01/28 (8)
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/19 at 100.00	AA	1,457,417
	Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
1,770	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	2,066,316
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
140	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (6)	167,010
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,769,400
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/16 at 100.00	BBB	624,804
	Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	804,538
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,000	5.000%, 12/15/27	No Opt. Call	A3	1,157,730
4,515	5.000%, 12/15/29	No Opt. Call	A3	5,159,652
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,911,227
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,219,460
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,209,610
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	1,684,623
380	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	471,109
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (6)	1,067,700
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
8,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 59.60	A–	3,609,889
	Refunding Series 2015B, 0.000%, 8/15/36
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,015,250
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	8,415,236
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (6)	2,124,273
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (6)	1,783,539
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB–	1,306,204
	Manor, Series 2010, 7.000%, 11/01/30
108,270	Total Texas			104,683,004
	Virgin Islands – 0.1% (0.1% of Total Investments)
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	925,854
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.5% (1.0% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	CCC	956,350
	2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	391,817
	Appreciation Series 2012B, 0.000%, 7/15/40
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	4/17 at 100.00	AA+	1,028,950
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48
	(Alternative Minimum Tax)
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	5,230,485
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,317,680
500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	557,055
9,515	Total Virginia			10,482,337
	Washington – 2.1% (1.5% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	10,882,692
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	Baa1	947,262
	Services Association, Series 2009, 6.250%, 7/01/24
1,155	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	N/R (6)	1,362,554
	Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (6)	1,029,250
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community,	No Opt. Call	BBB–	331,437
	Refunding Series 2012, 5.000%, 1/01/48
14,665	Total Washington			14,553,195
	West Virginia – 1.2% (0.8% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,187,359
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	1,059,570
	Series 2008, 6.500%, 10/01/38
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	4,615,720
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,965	Total West Virginia			7,862,649
	Wisconsin – 3.2% (2.2% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	896,402
	Series 2009, 5.875%, 2/15/39
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A	5,652,000
	Inc., Series 2013B, 5.000%, 7/01/36
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,099,087
	Inc., Series 2010B, 5.125%, 4/01/36
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,128,098
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
3,500	5.250%, 8/15/21	8/16 at 100.00	A–	3,583,615
1,780	5.250%, 8/15/26	8/16 at 100.00	A–	1,820,815
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,019,670
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA	4,653,176
	5/01/16) – NPFG Insured (UB) (7)
20,480	Total Wisconsin			21,852,863
$ 953,633	Total Municipal Bonds (cost $898,586,766)			1,001,950,064

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 170	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/19	N/R	$ 5,104
45	Las Vegas Monorail Company, Senior Interest Bonds (11), (12)	5.500%	7/15/55	N/R	1,357
$ 215	Total Corporate Bonds (cost $19,307)				6,461
	Total Long-Term Investments (cost $898,606,073)				1,001,956,525
	Floating Rate Obligations – (7.7)%				(52,700,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (6.4)% (13)				(43,500,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (34.8)% (14)				(236,800,000)
	Other Assets Less Liabilities – 1.7%				11,645,075
	Net Assets Applicable to Common Shares – 100%				$ 680,601,600

Fair Value Measurements

Fair value is defined as the price that the fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,001,950,064	$ —	$1,001,950,064
Corporate Bonds	—	—	6,461	6,461
Total	$ —	$1,001,950,064	$6,461	$1,001,956,525

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $845,784,421.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$112,468,372
Depreciation	(8,892,799)
Net unrealized appreciation (depreciation) of investments	$103,575,573

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from
5.000% to 5.500%.
(5)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from
4.750% to 5.250%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.750% to 2.300%.
(10)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.875% to 2.350%.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(13)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 4.3%.
(14)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 23.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016